Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Discontinued Operations
Note 3. Discontinued Operations

As of February 13, 2020, as a result of the approval of the Order of Liquidation, the control and net assets of Maidstone vested with the NYS Liquidation Bureau. The Company determined that the disposal of Maidstone and its Insurance segment operations represented a strategic shift that had a major effect on the Company’s results of operations and, as a result, reported the disposal as discontinued operations. As such, amounts related to the Insurance Segment presented on the consolidated balance sheets as of December 31, 2019 and 2018 and consolidated statements of (loss) income for the year ended December 31, 2019 and the period from January 2, 2018 to December 31, 2018 have been reclassified as discontinued operations. During the year ended December 31, 2019, the Company recorded impairment charges of $0.8 million and $2.0 million related to the full impairment of the goodwill and intangible asset balances, respectively, in its Insurance segment, which have been reclassified to discontinued operations.

The related assets and liabilities of the Insurance Segment are presented as assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2019 and 2018. The following table provides details of the carrying amounts of major classes of assets and liabilities related to discontinued operations as of December 31, 2019 and 2018:

(In thousands)	December 31, 2019	December 31, 2018
ASSETS OF DISCONTINUED OPERATIONS
Cash and cash equivalents	$6,626	$5,590
Fixed maturities available for sale, at fair value; amortized cost	21,680	32,132
Equity securities, at fair value	1,075	693
Premiums receivable	2,440	5,858
Property, plant and equipment, net	208	302
Right-of-use assets	13	-
Intangible assets, net	-	2,075
Deferred policy acquisition costs	993	2,279
Goodwill	-	757
Other assets	913	2,483
Total assets	$33,948	$52,169

LIABILITIES OF DISCONTINUED OPERATIONS
Reserves for losses and loss adjustment expenses	$25,393	$27,330
Unearned premiums	5,818	12,707
Advance premium collected	318	500
Accrued expenses	891	-
Accrued liabilities	-	1,785
Current portion of operating lease liabilities	34	-
Deferred tax liabilities	-	420
Other long-term liabilities	847	716
Total liabilities	$33,301	$43,458

The following table provides details of the amounts reflected in loss from discontinued operations, net of tax in the consolidated statements of (loss) income for the year ended December 31, 2019 and the period from January 2, 2018 to December 31, 2018:

	Year Ended December 31
(In thousands)	2019	2018
Revenues:
Insurance premiums earned	$25,072	$28,648
Net investment income	935	851
Other income	964	1,158
Total revenues of discontinued operations	26,971	30,657
Operating costs and expenses:
Incurred losses and loss adjustment expenses	24,350	25,221
Impairment loss on goodwill and other intangibles	2,826	-
Other operating expenses	8,527	8,631
Total operating costs and expenses	35,703	33,852
Operating loss of discontinued operations	(8,732)	(3,195)
Loss before income taxes	(8,732)	(3,195)
Income tax benefit	420	-
Net loss of discontinued operations, net of tax	$(8,312)	$(3,195)

The components of cash flow provided by or used in operating, investing and financing activities resulting from discontinued operations are presented as separate line items on the accompanying consolidated statements of cash flows for the year ended December 31, 2019 and the period from January 2, 2018 to December 31, 2018.

Acquisition of Maidstone

On January 2, 2018, the Company acquired all the outstanding capital stock of Interboro for cash consideration of $2.5 million. Under the name Maidstone Insurance Company, Maidstone offered personal automobile insurance, primarily in the state of New York.

The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the tangible and identifiable intangible assets acquired, and liabilities assumed were recorded at fair value as of the date of acquisition. The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition:

(In thousands)	At January 2, 2018 as reported (final)
Fixed maturities available for sale	$25,386
Cash and cash equivalents	12,795
Investment income due and accrued	203
Premiums receivable	7,158
Property, plant and equipment	408
Intangible assets	2,100
Other assets	615
Reserves for losses and loss adjustment expenses	(30,672)
Unearned premiums	(12,784)
Advance premium collected	(651)
Deferred tax liability	(420)
Other liabilities	(2,395)
Total net assets acquired	1,743
Consideration exchanged	2,500
Goodwill	$757

Accounting Policies of Discontinued Operations

Revenue recognition

Maidstone recognized revenue from insurance contracts, including premiums and fees, under the guidance in ASC 944, Financial Services-Insurance Premiums. Maidstone’s premiums, which were recorded at the policy inception, are earned pro rata over the period for which the coverage is provided, generally six months for auto policies. Unearned premiums represent the portion of premiums written that are applicable to the unexpired terms of policies in force. Premiums ceded to other companies pursuant to reinsurance agreements have been reported as a reduction to premiums earned. Take-out fees are received by Maidstone in the form of credits when it writes business from the state assigned pool. These credits could be used by Maidstone to reduce the amount of business it writes from the assigned pool in the future or they can be sold to third-party insurance companies for them to reduce their exposure to the assigned risk pool. Maidstone collected other miscellaneous fees such as installment and late fees. Broker fee income is received from non-affiliated insurance companies for which Maidstone’s management acts as an agent to sell their state mandated obligations for assigned risks. These fees are shown as other income in the table above.

Fixed Maturity Securities

Investments in fixed maturity securities including bonds, loan-backed and structured securities were classified as available-for-sale and reported at fair value. Significant changes in prevailing interest rates and other economic conditions may adversely affect the timing and amount of cash flows on fixed income investments, as well as their related fair values. Fixed maturities are recorded on a trade date basis. Amortization of bond premium and accretion of bond discount are calculated using the scientific method. Changes in fair values of these securities, after deferred income tax effects, are reflected as unrealized gains or losses in accumulated other comprehensive (loss) income. Realized gains and losses from the sale of investments are calculated as of the trade date in the consolidated statements of (loss) income and comprehensive (loss) income and are based upon the specific identification of securities sold. Investment income consists of interest and is reported net of investment expenses. Prepayment assumptions are considered when determining the amortization of discount or premium for loan-backed and structured securities.

An investment is considered impaired when the fair value of the investment is less than its cost or amortized cost. When an investment is impaired, the Company must decide as to whether the impairment is other than temporary (“OTTI”).

With respect to an investment in an impaired fixed maturity security, OTTI occurs if the Company (a) intends to sell the fixed maturity security, (b) more likely than not will be required to sell the fixed maturity security before its anticipated recovery, or (c) it is probable that the Company will be unable to collect all amounts due to the recovery of the entire cost basis of the security. The Company conducts a periodic review to identify and evaluate securities having OTTI, which include the above factors as well as the following: (1) the likelihood of the recoverability of principal and interest for fixed maturity securities (i.e., whether there is a credit loss); (2) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities; and (3) the financial condition, near term and long-term prospects for the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices. If the Company intends to sell the fixed maturity security, or will more likely than not be required to sell the fixed maturity security before the anticipated recovery, a loss in the entire amount of the impairment is reflected in net investment gains (losses) in net income (loss). If the Company determines that it is probable it will be unable to collect all amounts and the Company has no intent to sell the fixed maturity security, a credit loss is recognized in net investment gains (losses) in net income (loss) to the extent that the present value of expected cash flows is less than the amortized cost basis; any difference between fair value and the new amortized cost basis (net of the credit loss) is reflected in other comprehensive (loss) income, net of applicable income taxes.

Upon recognizing an OTTI, the new cost basis of the security is the previous amortized cost basis less the OTTI recognized in net investment gains (losses). The new cost basis is not adjusted for any subsequent recoveries in fair value; however, for fixed maturity securities, the difference between the new cost basis and expected cash flows is accreted to net investment gains (losses) over the remaining expected life of the investment.

Equity Securities

The Company’s equity investments were carried at fair value with changes in fair value recognized in income. Unrealized gains and losses on equity securities are recorded in the consolidated statements of (loss) income. The Company had net unrealized gains on equity securities of $0.1 million, which were included in net investment income in the table above for the year ended December 31, 2019. For the year ended December 31, 2018, the Company had net unrealized holding losses on equity securities of $0.1 million, which were included in net investment income in the table above.

Deferred Policy Acquisition Costs

Policy acquisition costs, which vary with and were directly related to the production of successful new business, are deferred. The costs deferred consist principally of commissions and policy issuance costs and are amortized into expense as the related premiums are earned. The activity of the deferred policy acquisition costs (“DAC”) accounts was as follows:

(In thousands)	For the year ended December 31, 2019	For the period ended December 31, 2018
DAC asset at beginning of period	$2,279	$-
Deferred expenses	3,068	5,097
Amortized expenses	(4,354)	(2,818)
DAC asset at end of period	$993	$2,279

The Company, utilizing assumptions for future expected claims, premium rate increases and interest rates, reviews the recoverability of its DAC on a periodic basis. If the Company determines that the future gross profits of its in-force policies are not sufficient to recover its DAC, the Company recognizes a premium deficiency by charging any unamortized acquisition costs to expense to the extent required in order to eliminate the deficiency. If the premium deficiency exceeds the unamortized acquisition costs, then a liability is accrued for the excess deficiency. The Company anticipates investment income as a factor in its premium deficiency reserve calculation.

Premiums Receivable

Premiums and agents’ balances in the course of collection are reported at the amount management expects to collect from outstanding balances. Past due amounts are determined based on contractual terms. Maidstone provided an allowance for doubtful accounts based upon review of outstanding receivables and historical collection information Maidstone recorded an allowance for doubtful accounts of less than $30,000 as of December 31, 2019 and 2018.

Investment Income Due and Accrued

Investment income consisted of interest, which is recognized on an accrual basis. Due and accrued income is not recorded on fixed maturity securities in default and on delinquent fixed maturities where collection of interest is improbable. As of December 31, 2019, no investment income amounts were excluded from the Company balances.

Incurred Losses and Loss Adjustment Expenses

Incurred losses and loss adjustment expenses (“LAE”) were charged to operations as incurred. The liability for losses and LAE was based upon individual case estimates for reported claims and a factor for incurred but not reported (“IBNR”) claims. Losses, LAE and related liabilities are reported net of estimated salvage and subrogation. Inherent in the estimate of ultimate losses and LAE are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled; however, management believes that its aggregate provision for losses and LAE at December 31, 2019 is reasonable and adequate to meet the ultimate net cost of covered losses, but such provision is necessarily based on estimates and the ultimate net cost may vary significantly from such estimates. As adjustments to these estimates become necessary, such adjustments are reflected in current operations.

Insurance Company Assessments

Assessments from various state insurance departments are incurred by the insurance company in the normal course of business. Assessments based upon premium volumes are accrued during the year while non-premium assessments are expensed in the period they are reported to the insurance company. During the year ended December 31, 2019, the Company recorded $0.3 million in premium based assessments from New York State, which were recorded in other operating expenses in the table above. There were no significant assessments incurred during the year ended December 31, 2018.

Reinsurance

The Company accounts for reinsurance in accordance with the accounting guidance concerning the accounting and reporting for reinsurance of short-duration contracts. Management believes the Company’s reinsurance arrangements qualify for reinsurance accounting. Reinsurance premiums, losses, LAE and commissions were accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company relies on ceded reinsurance to limit its insurance risk.

Reinstatement premiums for the Company’s insurance operations were recognized at the time a loss event occurs, where coverage limits for the remaining life of the contract are reinstated under pre-defined contract terms. The accrual of reinstatement premiums was based on an estimate of losses and LAE, which reflects management’s judgment.

Amounts recoverable from reinsurers are estimated and recognized in a manner consistent with the claims liabilities arising from reinsured policies and incurred but not reported losses. In entering into reinsurance agreements, management considers a variety of factors including the creditworthiness of reinsurers. In preparing consolidated financial statements, management makes estimates of amounts recoverable from reinsurers, which include consideration of amounts, if any, estimated to be uncollectible. As of December 31, 2019, no amounts were deemed to be uncollectible from reinsurers.

As changes in the estimated ultimate liability for loss and LAE are determined, ceded reinsurance premiums may also change based on the terms of the reinsurance agreements. As adjustments to these estimates become necessary, such adjustments are reflected in current operations.

Income tax policy

The Company’s insurance subsidiary was taxed at the Federal corporate level applying special rules applicable to property and casualty insurance companies. The insurance company was generally exempt from corporate income tax under state tax law. In lieu of corporate income tax, the insurance company paid a premium tax based on a percentage of direct annual premiums written in each state. The insurance subsidiary will be included in SDI’s consolidated tax return.

Deferred income taxes are recorded for temporary differences in reporting certain transactions for financial statement and income tax purposes, principally deferred policy acquisition costs, loss and LAE reserves and net operating losses. Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities result from temporary differences between the amounts recorded in the financial statements and the tax basis of the Company’s assets and liabilities.

As a part of the Company’s impairment of other indefinite lived intangible assets the Company reversed its deferred tax liability recorded as a part of the purchase of Maidstone during the year ended December 31, 2019. The reversal decreased deferred income taxes by $0.4 million and provided an income tax benefit of $0.4 million included in net loss from discontinued operations on the consolidated statements of (loss) income for the year ended December 31, 2019.

Investments Reclassified to Discontinued Operations

Debt Securities

The Company classified all of its investments in fixed maturity debt securities held by Maidstone as available-for-sale and, accordingly, they were carried at estimated fair value. The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturity securities are as follows as of:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
U.S. Treasury and U.S. Government	$11,253	$30	$-	$11,283
U.S. Tax-exempt municipal	2,508	76	-	2,584
Corporate	3,907	82	-	3,989
Mortgage and asset-backed securities	3,760	64	-	3,824
Total Fixed Maturity Securities	$21,428	$252	$-	$21,680

December 31, 2018
U.S. Treasury and U.S. Government	$4,338	$-	$(34)	$4,304
U.S. Tax-exempt municipal	4,645	4	(25)	4,624
Corporate	14,858	16	(193)	14,681
Mortgage and asset-backed securities	8,633	10	(120)	8,523
Total Fixed Maturity Securities	$32,474	$30	$(372)	$32,132

Amortized cost and fair value of fixed maturity securities at December 31, 2019 and 2018 by contractual maturity are shown below. The actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2019		December 31, 2018
(In thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,695	$3,698	$748	$745
Due after one year through five years	12,600	12,720	13,719	13,600
Due after five years through ten years	1,488	1,553	9,027	8,917
Due after ten years	-	-	347	347
Mortgage and asset-backed securities	3,645	3,709	8,633	8,523
Total	$21,428	$21,680	$32,474	$32,132

The Company used the services of its investment manager, which uses a proprietary model for loss assumptions and widely accepted models for prepayment assumptions in valuing mortgage-backed and asset-backed securities with inputs from major third-party data providers. The models combine the effects of interest rates, volatility, and prepayment speeds based on various scenarios (Monte Carlo simulations) with resulting effective analytics (spreads, duration, convexity) and cash flows on a monthly basis. Credit sensitive cash flows are calculated using proprietary models, which estimate future loan defaults in terms of timing and severity. Model assumptions are specific to asset class and collateral types and are regularly evaluated and adjusted where appropriate.

Fixed maturity securities that were in an unrealized loss position and the length of time that such securities have been in an unrealized loss position, as measured by their prior 12-month fair values, are as follows as of:

	Less Than 12 Months		12 Months or More		Total
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2019
Bonds:
U.S. Treasury and U.S. Government	$3,698	$(386)	$-	$-	$3,698	$(386)
Mortgage and asset-backed securities	-	-	59	(32)	59	(32)
Total fixed maturities available for sale	$3,698	$(386)	$59	$(32)	$3,757	$(418)

December 31, 2018
Bonds:
U.S. Treasury and U.S. Government	$4,304	$(34)	$-	$-	$4,304	$(34)
U.S. Tax-exempt municipal	4,285	(25)	-	-	4,285	(25)
Corporate bonds	10,306	(193)	-	-	10,306	(193)
Mortgage and asset-backed securities	6,717	(120)	-	-	6,717	(120)
Total fixed maturities available for sale	$25,612	$(372)	$-	$-	$25,612	$(372)

The Company has evaluated the unrealized losses on the fixed maturity securities and determined that they are not attributable to credit risk factors. For fixed maturity securities, losses in fair value are viewed as temporary if the fixed maturity security can be held to maturity and it is reasonable to assume that the issuer will be able to service the debt, both as to principal and interest. The Company did not recognize OTTI losses during the year ended December 31, 2019 or for the period ended December 31, 2018.

Equity Securities

The Company’s equity investments are carried at fair value with changes in fair value recognized in income.

Net investment income

The components of net investment income for the year ended December 31, 2019 and for the period ended December 31, 2018 are as follows:

(In thousands)	For the Year Ended December 31, 2019	For the period from January 2, 2018 to December 31, 2018
Investment income:
Bonds	$777	$699
Common stocks	51	16
Preferred stocks	45	18
Cash and cash equivalents	100	138
Other asset investments	27	72
Total investment income	1,000	943
Less: Investment expenses	(65)	(92)
Net investment income	$935	$851

For the year ended December 31, 2019, Maidstone realized $0.4 million of capital gains and less than $20,000 of capital losses. For the period from January 2, 2018 to December 31, 2018, Maidstone realized less than $10,000 in capital gains and capital losses.

Fair value disclosures

The following tables show how Maidstone’s investments are categorized in the fair value hierarchy as of:

(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2019
Common stock	$255	$-	$-	$255
Preferred stocks	-	820	-	820
Total equities:	$255	$820	$-	$1,075
Fixed maturities:
U.S. treasury and U.S. government	$11,283	$-	$-	$11,283
U.S. tax-exempt municipal	-	2,584	-	2,584
Corporate	-	3,989	-	3,989
Mortgage and asset-backed securities	-	3,824	-	3,824
Total fixed maturities	$11,283	$10,397	$-	$21,680

December 31, 2018
Common stock	$227	$-	$-	$227
Preferred stocks	-	466	-	466
Total equities:	$227	$466	$-	$693
Fixed maturities:
U.S. treasury and U.S. government	$4,304	$-	$-	$4,304
U.S. tax-exempt municipal	-	4,624	-	4,624
Corporate	-	14,681	-	14,681
Mortgage and asset-backed securities	-	8,523	-	8,523
Total fixed maturities	$4,304	$27,828	$-	$32,132

There were no transfers between levels during the year ended December 31, 2019 or for the period ended December 31, 2018.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 inputs- fixed income securities and equity securities: valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access. Since the valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant amount or degree of judgment.

Level 2 inputs- fixed income securities and equity securities: valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Restricted Assets

The Company was required to maintain assets on deposit, which primarily consisted of cash or fixed maturities, with various regulatory authorities to support its insurance operations. The Company’s insurance subsidiaries maintained assets in trust accounts as collateral for or guarantees for letters of credit to third parties. As of December 31, 2019 and 2018, the carrying value of deposits the Company had on deposit with U.S. regulatory authorities was $2.8 million.

Liability for Losses and Loss Adjustment Expenses Reclassified to Discontinued Operations

Maidstone estimated reserves for both reported and unreported unpaid losses that have occurred on or before the balance sheet date that will need to be paid in the future. Reserves for unpaid losses fall into two categories: case reserves and reserves for claims incurred but not reported, or “IBNR”.

Case reserves were established within the claims department on an individual-case basis for all accidents reported. When a claim was reported, an automatic minimum case reserve was established for that claim type that represents our initial estimate of the losses that will ultimately be paid on the reported claim. The initial estimate for each claim is based upon averages of loss payments for prior closed claims made for that claim type. Claims personnel perform an evaluation of the type of claim involved, the circumstances surrounding each claim and the policy provisions relating to the loss and consequentially adjust the reserves as necessary. As claims mature, management increases or decreases the case reserve estimates as deemed necessary by the claims department based upon additional information received regarding the loss and any other information gathered while reviewing claims.

IBNR was applied as a bulk reserve, which cannot be allocated to particular claims, but are necessary to estimate ultimate losses on reported and unreported claims. Management estimates IBNR reserves by projecting ultimate losses using industry accepted actuarial methods, mentioned below, and then deducting actual loss payments and case reserves from the projected ultimate losses.

Management calculates estimates of ultimate losses by using the following actuarial methods. Management separately calculates the methods using paid loss data and incurred loss data. In the versions of these methods based on incurred loss data, the incurred losses are defined as paid losses plus case reserves. Management also evaluates ultimate losses based on claim type. In the auto industry, claim type is based on coverage; i.e. bodily injury, uninsured motorist, property damage, personal injury protection and physical damage.

•
Incurred Development Method - The incurred development method is based upon the assumption that the relative change in a given year’s incurred loss estimates from one evaluation point to the next is similar to the relative change in prior years’ reported loss estimates at similar evaluation points.

•	Paid Development Method - The paid development method is similar to the incurred development method, simply using paid triangles to calculate development factors.
•
Incurred Bornhuetter-Ferguson (“BF”) Method - The Incurred BF Method uses an estimated loss ratio for a particular year, and is weighted against the portion of the year’s claims that have been reported, based on historical incurred loss development patterns. The estimate of required reserves assumes that the remaining unreported portion of a particular year will pay out at a rate consistent with the estimated loss ratio for that year.

•
Paid Bornhuetter-Ferguson (“BF”) Method - The Paid BF Method uses an estimated loss ratio for a particular year, and is weighted against the portion of the year’s claims that have been paid, based on historical paid loss development patterns. The estimate of required reserves assumes that the remaining unpaid portion of a particular year will pay out at a rate consistent with the estimated loss ratio for that year.

Maidstone’s best estimate of required reserves was generally based on an average of the methods above, with appropriate weighting of the various methods based on claim type and year. Maidstone engages an independent external actuarial specialist (the “Actuary”) to calculate its recorded reserves on a quarterly basis since the second quarter 2019. The Actuary estimates a range of ultimate losses, along with a range and recommended central estimate of IBNR reserve amounts. Maidstone’s carried IBNR reserves were based on an internal actuarial analysis and reflect management’s best estimate of unpaid loss and LAE liabilities.

The following tables are loss reserve development tables that illustrate the change over time of reserves established for claim and allocated claim adjustment expenses arising from short-duration insurance contracts. Insurance contracts are considered to be short-duration contracts when the contracts are not expected to remain in force for an extended period of time. The Incurred Claim and Allocated Claim Adjustment Expenses tables, reading across, show the cumulative net incurred claim and allocated claim adjustment expenses relating to each accident year at the end of the stated calendar year. Changes in the cumulative amount across time are the result of Maidstone’s expanded awareness of additional facts and circumstances that pertain to the unsettled claims. The Cumulative Paid Claim and Allocated Claim Adjustment Expenses tables, reading across, show the cumulative amount paid for claims in each accident year as of the end of the stated calendar year.

Auto Insurance

Tables in thousands (except number of reported claims)

Auto: Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,										As of December 31, 2019
	Unaudited								Audited
Accident Year	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Net IBNR Reserve	Reported Claims
2010	$54,887	$57,194	$56,990	$57,281	$57,105	$56,872	$56,254	$56,084	$56,030	$56,035	$53	12,355
2011		47,570	44,500	44,184	43,752	43,548	42,908	42,817	42,830	42,934	62	9,351
2012			26,106	25,378	25,572	25,308	25,066	24,743	24,718	24,784	60	5,252
2013				15,997	15,605	15,951	15,830	15,727	15,681	15,734	36	3,455
2014					12,270	12,282	11,973	11,931	11,929	12,123	45	3,409
2015						15,840	15,562	15,421	15,149	15,405	159	4,758
2016							30,996	32,128	32,469	34,060	448	8,311
2017								23,331	25,096	26,697	1,402	7,030
2018									16,956	20,744	3,409	5,625
2019										16,714	4,847	3,881
Total									$240,858	$265,230	$10,521

Auto: Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
For the years ended December 31,
	Unaudited								Audited
Accident Year	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
2010	$25,764	$45,769	$51,501	$53,932	$54,938	$55,481	$55,328	$55,619	$55,683	$55,717
2011		20,259	34,495	39,391	41,338	42,166	42,116	42,443	42,545	42,772
2012			12,411	19,975	22,590	23,821	23,784	24,100	24,431	24,510
2013				7,685	12,103	13,985	14,674	15,223	15,417	15,556
2014					5,971	9,101	9,870	10,576	11,371	11,807
2015						8,002	8,917	10,862	13,283	14,391
2016							15,980	23,545	27,582	31,034
2017								14,477	18,922	22,733
2018									11,237	15,146
2019										9,085
Total									$220,473	$242,751

Auto: Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses as of:

	December 31,
	2019	2018
Unpaid Loss and Allocated Loss Adjustment Expense, Net of Reinsurance, for years presented	$22,266	$24,248
Unpaid Loss and Loss Adjustment Expense, Net of Reinsurance, for years prior to 2010	393	97
Unpaid Unallocated Loss Adjustment Expense	2,734	2,955
Unpaid Losses and Loss Adjustment Expenses	$25,393	$27,300

The following is supplementary information about average historical claims duration:

Auto: Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance as of December 31, 2019
(Unaudited)
Years	1	2	3	4	5	6	7	8	9	10
	49.6%	22.6%	11.5%	8.7%	3.3%	1.0%	0.4%	0.3%	0.3%	0.1%

Homeowners’ Insurance
Tables in thousands (except number of reported claims)

Homeowners’: Incurred claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
	Unaudited				Audited		As of December 31, 2019
Accident Year	2014	2015	2016	2017	2018	2019	Net IBNR Reserves	Reported Claims
2014	$2	$2	$2	$2	$2	$2	$-	3
2015		597	580	580	580	580	-	41
2016			524	523	524	524	-	27
2017				-	-	-	-	-
2018					42	45	3	7
2019						286	32	15
Total					$1,148	$1,437	$35

Homeowners’: Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
For the Years Ended December 31,
	Unaudited				Audited
Accident Year	2014	2015	2016	2017	2018	2019
2014	$-	$1	$2	$2	$2	$2
2015		304	580	580	580	580
2016			524	524	524	524
2017				-	-	-
2018					11	42
2019						185
Total					$1,117	$1,333

Homeowners’: Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses as of:
	December 31,
	2019	2018
Unpaid Loss and Allocated Loss Adjustment Expense, Net of Reinsurance, for years presented	$104	$30
Unpaid Loss and Loss Adjustment Expense, Net of Reinsurance, for years prior to 2010	-	-
Unpaid Unallocated Loss Adjustment Expense	-	-
Unpaid Losses and Loss Adjustment Expenses	$104	$30

The following is supplementary information about average historical claims duration:

Homeowners’ Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance as of December 31, 2019
(Unaudited)
Years	1	2	3	4	5	6	7	8	9	10
	48.9%	34.0%	0.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The following table summarizes the net outstanding liabilities based on the tables above as of:

	December 31,
(In thousands)	2019	2018
Net Outstanding Liabilities:
Auto	$22,555	$24,345
Homeowners’	104	30
Liability for unpaid claims and claims adjustment expenses, net of reinsurance	22,659	24,375
Reinsurance recoverable on unpaid claims:
Auto	-	-
Homeowners’	-	-
Total reinsurance recoverable on unpaid claims	-	-
Unallocated claims adjustment expenses	2,734	2,955
Total gross liability for unpaid claims and claims adjustment expenses	$25,393	$27,330

Activity in the liability for losses and LAE is summarized as follows:

(In thousands)	For the Year Ended December 31, 2019	For the Period from January 2, 2018 to December 31, 2018
Reserve for losses and LAE at beginning of period	$27,330	$30,672
Provision for claims, net of insurance:
Incurred related to:
Prior year	3,918	-
Current year	13,187	25,223
Total incurred	17,105	25,223
Deduct payment of claims, net of reinsurance:
Paid related to:
Prior year	14,603	14,176
Current year	4,439	14,389
Total paid	19,042	28,565
Reserve for losses and LAE at end of period	$25,393	$27,330

The components of the net liability for losses and LAE are as follows as of:

	December 31,
(In thousands)	2019	2018
Case basis reserves	$12,078	$15,863
Incurred but not reported reserves	13,315	11,467
Total	$25,393	$27,330

Reinsurance of Discontinued Operations

On February 1, 2018, Maidstone began to write homeowners insurance. As a result, Maidstone placed three reinsurance contracts: an excess multiple line reinsurance contract, excess catastrophe reinsurance contract and a property per risk automatic facultative reinsurance contract. The use of these reinsurance agreements provides greater diversification of business and minimizes the maximum net loss potential arising from large risks. These agreements provide for recovery of a portion of losses and loss adjustment expenses from several reinsurers. In addition, Maidstone offers endorsements for equipment breakdown coverage and identity recovery coverage. The premium and losses related to this coverage are ceded via a 100% quota share reinsurance agreement with an unaffiliated insurance company.

For the year ended December 31, 2019 and the period ended December 31, 2018, Maidstone earned premiums in connection with ceded reinsurance of $0.2 million and $0.1 million, respectively, all of which were with non-affiliated companies. Maidstone remains obligated for amounts ceded in the event the reinsurer cannot meet its obligation when they become due. Maidstone evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurance to minimize exposure to significant losses from reinsurance insolvency.

On July 1, 2019, Maidstone stopped writing new homeowners insurance policies and put a moratorium on new homeowner insurance business. At December 31, 2019, management did not believe there was a risk of loss as a result of a concentration of risk in its reinsurance program. At December 31, 2019, Maidstone had an insignificant amount of net unsecured reinsurance recoverable from individual unaffiliated reinsurers.

Contingencies of Discontinued Operations

Maidstone was a party to lawsuits arising in the normal course of its business. These lawsuits generally seek to establish liability under insurance policies and occasionally seek punitive damages. In the opinion of the Company’s management, none of the cases, individually or collectively, are likely to result in judgments for amounts, after considering established loss reserves and reinsurance, which would have a material adverse effect on the Company’s financial condition or results of operations.

The Company has experienced continuing losses in its Insurance segment, primarily driven by increases in losses and loss adjustment expenses, along with the full impairment of its goodwill and other intangible asset balances. The Company has no plans to contribute additional capital to its Insurance segment and anticipates it will continue to incur losses for the foreseeable future. In August 2019, Maidstone consented to the entry of an Order of Liquidation with the New York State Department of Financial Services (the “NYSDFS”) and began to negotiate the terms of the Order of Liquidation with the NYSDFS.

On January 14, 2020, the NYSDFS filed a petition for an Order of Liquidation in the Court with respect to Maidstone. On January 21, 2020, the Court issued an order to show cause establishing February 13, 2020 as the date of a hearing before the Court with respect to the Order of Liquidation. On February 13, 2020, the Court conducted a hearing with respect to the Order of Liquidation and, thereafter, approved the Order of Liquidation. As of February 13, 2020, the Company considered the control and assets and liabilities of Maidstone vested with the NYS Liquidation Bureau. See Note 25, “Subsequent Events” for further information.

Concentrations

Maidstone primarily wrote personal automobile and homeowner’s insurance in New York. Maidstone’s financial position, results of operations and cash flows are susceptible to risks as a result of these concentrations. In addition, Maidstone wrote a significant amount of business through brokers and a credit risk exists should any of these brokers be unable to fulfill their obligations with respect to the payment of insurance balances. Since April 1 and July 1, 2019, Maidstone is no longer writing new personal automobile and homeowner’s insurance policies, respectively. As prescribed by section 3425 of the New York Insurance Law, Maidstone continued to write renewal policies for existing personal automobile and homeowner’s insurance policyholders until its liquidation on February 13, 2020, see Note 25, “Subsequent Events” for further information.

The creditworthiness of the counterparty is evaluated by Maidstone, taking into account credit ratings assigned by independent agencies. The credit approval process involves an assessment of factors, including, among others, the counterparty, country and industry credit exposure limits. Collateral may be required, at the discretion of the Company, on certain transactions based on the creditworthiness of the counterparty.

Maidstone’s fixed income investment portfolio is managed in accordance with guidelines that have been tailored to meet specific investment strategies, including standard of diversification, which limit the allowable holdings to any single issue.

Statutory Information of Discontinued Operations

Maidstone was subject to insurance laws and regulations in the jurisdictions in which it operates. These regulations include certain restrictions on the amount of dividends or other distributions available to unit holders.

Under the insurance laws of New York State, Maidstone was restricted (on a basis of the lower of 10% of Maidstone’s statutory surplus at the end of the preceding twelve-month period or 100% of Maidstone’s adjusted net investment income for the preceding twelve-month period) as to the amount of dividends that Maidstone may declare or pay in any twelve-month period without prior approval of the NYSDFS. As of December 31, 2019, the maximum amount of dividends that may be paid by Maidstone without approval of the NYSDFS was $-0-. Further, under New York State law, companies may pay cash dividends only from earned surplus on a statutory basis. No dividends were declared or paid by Maidstone during the years ended December 31, 2019 or 2018.

Maidstone was subject to certain risk-based capital (“RBC”) requirements as specified by the National Association of Insurance Commissioners (“NAIC”). Under such requirements, the amount of capital and surplus maintained by a property and casualty insurance company is to be determined on various risk factors including risk-based capital ratios. In August 2019, Maidstone reported a negative statutory capital and surplus to the NYSDFS for the second quarter of 2019. Due to the negative statutory surplus, the NYSDFS requested that Maidstone consent to an Order of Liquidation and in August 2019 Maidstone consented to the filing of a petition for the entry of an Order of Liquidation.

On January 14, 2020, the NYSDFS filed a petition for an Order of Liquidation in the Court with respect to Maidstone. On January 21, 2020, the Court issued an order to show cause establishing February 13, 2020 as the date of a hearing before the Court with respect to the Order of Liquidation. On February 13, 2020, the Court conducted a hearing with respect to the Order of Liquidation and, thereafter, approved the Order of Liquidation. As of February 13, 2020, the Company considered the control and assets and liabilities of Maidstone vested with the NYS Liquidation Bureau. See Note 25, “Subsequent Events” for further information.

Statutory combined capital and (deficit) surplus and net loss of Maidstone as of December 31, 2019 and 2018 were as follows (in thousands):

	December 31, 2019	December 31, 2018
Statutory capital and (deficit) surplus	$(1,072)	$4,769
Statutory loss	$(6,244)	$(9,559)

Maidstone filed financial statements prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulators. Statutory net income (loss) and statutory (deficit) surplus, as reported to the insurance regulatory authorities, differ in certain respects from the amounts prepared in accordance with GAAP. The main differences between statutory net income (loss) and GAAP net income (loss) relate to deferred acquisition costs, deferred income taxes, unrealized appreciation or decline in value of investments and non-admitted assets.